Government Grants - Summary of Government Grants (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Disclosure Of Government Grants [Line Items]
Government grants recognized	$ 2,945	$ 2,945
Cost of Sales and Other Production Expenses
Disclosure Of Government Grants [Line Items]
Government grants recognized		278
Research and Development Expenses
Disclosure Of Government Grants [Line Items]
Government grants recognized		2,084
Administration, Selling and Marketing Expenses
Disclosure Of Government Grants [Line Items]
Government grants recognized		$ 583